General and administrative expenses (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 233	$ 384
Technology costs	407	499
Consulting, legal and audit fees	337	540
Real estate and logistics costs	365	439
Market data services	279	302
Marketing and communication	143	164
Travel and entertainment	144	145
Litigation, regulatory and similar matters	255	359
Other	5,558	5,474
of which: shared service costs charged by UBS Group AG or its subsidiaries	5,032	4,769
Total general and administrative expenses	$ 7,724	8,305
Swisscard
General And Administrative Expenses [Line Items]
Other		$ 180